Product sales and services (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Recognition of Deferred Revenue	$ 2,700,000	$ 1,100,000
Sales Revenue Goods and Services Net	11,920,000	983,000	560,000
Bloxiverz [Member]
Sales Revenue, Goods, Net	10,200,000
Sales Revenue, Goods, Gross	15,800,000
Deferred Revenue	$ 7,000,000